Weighted Average Number of Shares of Potentially Dilutive Securities (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares of restricted stock	498,791	24,245,278	440,095	24,245,278	17,788,839
Convertible Debt Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares of restricted stock		24,245,278		24,245,278	17,753,373
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares of restricted stock	498,791		440,095		35,466